Trade and other receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [Line Items]
Current trade receivables	R$ 570,488	R$ 615,365
Provision for trade notes receivable	241,706	92,028
Trade receivables	812,194	707,393
Allowance account for credit losses of financial assets	(5,185)	(4,413)
Trade and other receivables	807,009	702,980
Trade and other current receivables	803,523	702,980
Trade and other non-current receivables	3,485	0
Domestic operations
Trade and other receivables [Line Items]
Current trade receivables	127,007	78,800
Provision for trade notes receivable	144,033	74,533
Foreign operations
Trade and other receivables [Line Items]
Current trade receivables	443,481	536,565
Provision for trade notes receivable	R$ 97,673	R$ 17,495